Taxes - Provision by Geographic Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Provision for/(benefit from) income taxes	$ (626)	$ 124	$ (1,360)
U.S.
Taxes
Provision for/(benefit from) income taxes	(2,272)	(969)	1,913
Non-U.S.
Taxes
Provision for/(benefit from) income taxes	$ 1,645	$ 1,093	$ (3,273)